UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      CFO
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          November 10, 2004
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   36
                                                     ------------

Form 13F Information Table Value Total:              $  255,360
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None


                                           FORM 13F INFORMATION TABLE
                                             VALUE       SHARES/     SH/PUT/INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE      SHARED     NONE
Adesa                   COM      00686U104   4127232     251201      SH      SOLE          251201       0         0
Allete                  COM      018522102   2720946      83721      SH      SOLE          83721        0         0
Barclay Russell Mid     COM      464287473    220220      2200       SH      SOLE           2200        0         0
Brinks Company          COM      109696104   7251209     240345      SH      SOLE          240345       0         0
Burlington Resource     COM      122014103  10732032     263040      SH      SOLE          263040       0         0
Charles River Labs      COM      159864107   4575420      99900      SH      SOLE          99900        0         0
Conseco                 COM      208464883   5236561     296521      SH      SOLE          296521       0         0
Edward Lifesciences     COM      2.82E+112   8458951     252506      SH      SOLE          252506       0         0
Gap (The)               COM      364760108   5980980     320696      SH      SOLE          320696       0         0
Grant Prideco           COM      38821G101   9252874     451580      SH      SOLE          451580       0         0
HCC Insurance Holdi     COM      404132102   8856804     293758      SH      SOLE          293758       0         0
IDEX Corporation        COM      45167R104   7360439     216738      SH      SOLE          216738       0         0
Imation                 COM      45245A107   5752412     161630      SH      SOLE          161630       0         0
Interpublic Group       COM      460690100   7014414     662362      SH      SOLE          662362       0         0
Jacobs Engineering      COM      469814107  10001884     261214      SH      SOLE          261214       0         0
Kinder Morgan Energ     COM      494550106   3023897      64558      SH      SOLE          64558        0         0
Kinder Morgan Manag     COM      49455U100   8947508     215499      SH      SOLE          215499       0         0
Kroger                  COM      501044101   4994305     321798      SH      SOLE          321798       0         0
La Quinta Corp          COM      50419U202   8570102     1098731     SH      SOLE          1E+06        0         0
New York Times          COM      650111107   5356231     136988      SH      SOLE          136988       0         0
PMI Group               COM      69344M101  11401641     280967      SH      SOLE          280967       0         0
PartnerRe               COM      G6852T105   8151709     149053      SH      SOLE          149053       0         0
Pep Boys                COM      713278109    556514      39751      SH      SOLE          39751        0         0
Pioneer Natural Res     COM      723787107   9986201     289623      SH      SOLE          289623       0         0
Prentiss Properties     COM      740706106  10040580     278905      SH      SOLE          278905       0         0
Principal Financial     COM      74251V102   8217598     228457      SH      SOLE          228457       0         0
Rayovac                 COM      755081106   5496821     208608      SH      SOLE          208608       0         0
Roper Industries        COM      776696106   2716766      47281      SH      SOLE          47281        0         0
Ross Stores             COM      778296103   8171067     348595      SH      SOLE          348595       0         0
SEI Corporation         COM      784117103   5942263     176433      SH      SOLE          176433       0         0
Southtrust              COM      844730101  11287319     270939      SH      SOLE          270939       0         0
Southwest Airlines      COM      844741108   7113031     522249      SH      SOLE          522249       0         0
Tektronix               COM      879131100   9492941     285502      SH      SOLE          285502       0         0
Union Pacific           COM      907818108   7400242     126284      SH      SOLE          126284       0         0
Varian Medical Syst     COM      92220P105   7139189     206514      SH      SOLE          206514       0         0
Weatherford Interna     COM      947074100   5225009     102411      SH      SOLE          102411       0         0
Zebra Technnologies     COM      989207105   8586669     140742      SH      SOLE          140742       0         0

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